MARKETABLE SECURITIES (Schedue of Amortized Cost, Unrealized Gains and Losses) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair value	$ 42,853	$ 42,291
Gross unrealized losses	(30)	(6)
Gross unrealized gains	12	11
Amortized cost	42,871	42,286
U.S. government and agency debentures [Member]
Fair value	10,261	32,574
Gross unrealized losses	(5)	(5)
Gross unrealized gains	10	1
Amortized cost	10,256	32,578
Corporate debentures [Member]
Fair value	32,592	9,717
Gross unrealized losses	(25)	(1)
Gross unrealized gains	2	10
Amortized cost	$ 32,615	$ 9,708